UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
Report Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[_]	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to _________________

Date of Report (Date of earliest event reported)______________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ___________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [_]

[✓]	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001004158

BLOX Trust 2026-BLOX

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Scott Epperson, (212) 902-1000

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 1 hereto is an Independent Accountants’ Agreed-Upon Procedures Report, dated August 3, 2026 of KPMG LLP, obtained by the depositor, which report sets forth the findings and conclusions, as applicable, of KPMG LLP with respect to certain agreed-upon procedures performed by KPMG LLP.

The report is an updated version of the Agreed-Upon Procedures Report, dated July 28, 2026 of KPMG obtained by the depositor and furnished to the Commission on Form ABS-15G on July 28, 2026. The updated report was occasioned by certain updates to the maturity date, anticipated repayment date and certain other dates reflected in the loan agreement. Accordingly, the depositor provided KPMG LLP with an updated electronic data file reflecting the revised terms; however, the findings and conclusions of the updated report are the same as in the original report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

GS MORTGAGE SECURITIES CORPORATION II
(Depositor)

Date: August 3, 2026

/s/ Scott Epperson

By: Scott Epperson, Chief Executive Officer
(senior officer in charge of securitization of the depositor)

BLOX 2026-BLOX

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 1	Independent Accountants’ Agreed-Upon Procedures Report, dated August 3, 2026, of KPMG LLP